UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------

Check here if Amendment [_]; Amendment Number:
                                              -----
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, CA           02-24-2012
     -----------------               ---------------           ----------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 27
                                        ---------------

Form 13F Information Table Value Total: 115198
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                               December 31, 2011

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRGAS INC                     COM              009363102      422     5400 SH       Sole                                       5400
ALTRIA GROUP INC               COM              02209s103     3021   101900 SH       Sole                                     101900
ANADARKO PETROLEUM CORP        COM              032511107     3408    44650 SH       Sole                                      44650
APACHE CORP                    COM              037411105     3507    38720 SH       Sole                                      38720
APPLE INC                      COM              037833100     4805    11865 SH       Sole                                      11865
ARGO GROUP INTL HLDGSLTD COM S COM              g0464b107      348    12000 SH       Sole                                      12000
BCE INC COM NPV ISIN#CA05534B7 COM              05534b760      360     8650 SH       Sole                                       8650
BIOTECH HOLDERS TRUST DEPOSITA COM              09067d201      641     5865 SH       Sole                                       5865
BLACK HILLS CORP               COM              092113109      426    12700 SH       Sole                                      12700
BLACKROCK BUILD AMERICA        COM              09248x100     5666   265400 SH       Sole                                     265400
BLACKROCK REAL ASSET EQ        COM              09254b109      515    48285 SH       Sole                                      48285
BRISTOL MYERS SQUIBB           COM              110122108     1934    54890 SH       Sole                                      54890
CENTURYLINK INC                COM              156700106      281     7550 SH       Sole                                       7550
CHEVRON CORPORATION            COM              166764100     2123    19950 SH       Sole                                      19950
CMS ENERGY CORP                COM              125896100     1549    70140 SH       Sole                                      70140
COCA COLA COMPANY              COM              191216100     3359    48000 SH       Sole                                      48000
COLGATE-PALMOLIVE CO           COM              194162103     1899    20550 SH       Sole                                      20550
CONSOLIDATED EDISON HLDGCO INC COM              209115104     3461    55800 SH       Sole                                      55800
CURRENCYSHARES CDN DLRTR CDNDO COM              23129x105      488     5000 SH       Sole                                       5000
CURTISS-WRIGHT CORP            COM              231561101      717    20300 SH       Sole                                      20300
DELPHI AUTOMOTIVE PLCCOM USD0. COM              g27823106      428    19850 SH       Sole                                      19850
DISH NETWORK CORP CL A         COM              25470M109     4999   175512 SH       Sole                                     175512
DNP SELECT INCOME FUND         COM              23325p104      120    11000 SH       Sole                                      11000
DOLLAR TREE INC COM            COM              256746108      428     5150 SH       Sole                                       5150
DOMINION RES BLK WARRIOR ROYAL COM              25746Q108      156    19558 SH       Sole                                      19558
DUKE ENERGY CORP NEW COM       COM              26441c105     1360    61840 SH       Sole                                      61840
E O G RESOURCES INC            COM              26875p101      374     3800 SH       Sole                                       3800
ECHOSTAR CORP                  COM              278768106      388    18546 SH       Sole                                      18546
EL PASO CORP COM               COM              28336l109      462    17400 SH       Sole                                      17400
EXXON MOBIL CORPORATION        COM              30231g102     8890   104880 SH       Sole                                     104880
FIRSTENERGY CORP               COM              337932107     1495    33750 SH       Sole                                      33750
FORD MOTOR COMPANY NEW         COM              345370860      110    10250 SH       Sole                                      10250
GOLAR LNG LTD F                COM              g9456a100      436     9800 SH       Sole                                       9800
GOOGLE INC CLASS A             COM              38259p508      452      700 SH       Sole                                        700
INTL BUSINESS MACHINES         COM              459200101      451     2450 SH       Sole                                       2450
ISHARES TR DOW JONES US REAL E COM              464287739     3480    61250 SH       Sole                                      61250
KIMBERLY CLARK CORP            COM              494368103     2107    28650 SH       Sole                                      28650
KINDER MORGAN INC DELAWARECOM  COM              49456b101      236     7350 SH       Sole                                       7350
KRAFT FOODS INC CLA            COM              50075n104     1503    40240 SH       Sole                                      40240
LILLY ELI & CO                 COM              532457108     2053    49400 SH       Sole                                      49400
MERCK & CO INC NEW             COM              58933y105     2087    55350 SH       Sole                                      55350
NOBLE ENERGY INC               COM              655044105     3428    36320 SH       Sole                                      36320
NORFOLK SOUTHERN CORP          COM              655844108      215     2950 SH       Sole                                       2950
NUANCE COMMUNICATIONSINC COM   COM              67020y100      413    16400 SH       Sole                                      16400
OCCIDENTAL PETE CORP           COM              674599105     3711    39600 SH       Sole                                      39600
ONEOK INC                      COM              682680103      225     2600 SH       Sole                                       2600
PEPSICO INC                    COM              713448108     2168    32675 SH       Sole                                      32675
PFIZER INC                     COM              717081103     3367   155580 SH       Sole                                     155580
PG & E CORP                    COM              69331c108     1521    36890 SH       Sole                                      36890
PINNACLE WEST CAP CP           COM              723484101      426     8850 SH       Sole                                       8850
PIONEER NATURAL RES CO         COM              723787107     3457    38630 SH       Sole                                      38630
PORTLAND GEN ELEC CO COMNEW    COM              736508847      426    16850 SH       Sole                                      16850
PPL CORP                       COM              69351t106     1475    50150 SH       Sole                                      50150
PROCTER & GAMBLE               COM              742718109     2330    34925 SH       Sole                                      34925
QUALCOMM INC                   COM              747525103      435     7950 SH       Sole                                       7950
REYNOLDS AMERN INC             COM              761713106     2953    71290 SH       Sole                                      71290
ROSS STORES INC                COM              778296103      421     8850 SH       Sole                                       8850
SANDISK CORP                   COM              80004c101      418     8500 SH       Sole                                       8500
SCHLUMBERGER LTD               COM              806857108      253     3700 SH       Sole                                       3700
SEADRILL LTD USD2              COM              g7945e105     3641   109740 SH       Sole                                     109740
SECTOR SPDR ENGY SELECT SHARES COM              81369y506      600     8681 SH       Sole                                       8681
SECTOR SPDR TECH SELECT SHARES COM              81369y803      344    13501 SH       Sole                                      13501
SOUTHERN CO                    COM              842587107     1493    32250 SH       Sole                                      32250
SPDR S&P OIL & GAS EQUIP SERVI COM              78464a748      396    11439 SH       Sole                                      11439
TARGA RES CORP COM             COM              87612g101      758    18625 SH       Sole                                      18625
TELEDYNE TECH INC              COM              879360105      481     8765 SH       Sole                                       8765
UDR INC                        COM              902653104     3382   134740 SH       Sole                                     134740
VODAFONE GROUP NEW ADR F SPONS COM              92857w209     3188   113750 SH       Sole                                     113750
WILLIAMS COS INC               COM              969457100      218     6600 SH       Sole                                       6600
XCEL ENERGY INC COM            COM              98389b100      439    15900 SH       Sole                                      15900
FLAHERTY & CRUMRINE CLAY PFD S                  338478100      362    20713 SH       Sole                                      20713
GREAT PLAINS EN 12.0%PFD CONV                   391164803      245     3700 SH       Sole                                       3700
PPL CORP CORP UNIT CONSISTINGO                  69351t114      318     5750 SH       Sole                                       5750
SEASPAN CORPORATION PFD                         y75638125      326    11950 SH       Sole                                      11950
PUT CURRENCY SHRES EURO JAN $1                  4183805        420      100 SH       Sole                                        100